SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 12.0%
	U.S. Treasury Bills,
	5.26% due 2/20/2025	$3,000,000	$ 2,903,328
	5.296% due 9/5/2024	3,000,000	2,971,342
	5.341% due 8/22/2024	3,500,000	3,473,603
	5.372% due 10/10/2024	3,000,000	2,956,366
	5.376% due 10/31/2024	3,000,000	2,947,390
	5.382% due 11/21/2024	3,000,000	2,938,871
	U.S. Treasury Notes,
	0.75% due 4/30/2026	1,500,000	1,395,059
	2.125% due 7/31/2024	3,000,000	2,991,797
	2.875% due 7/31/2025	2,500,000	2,442,481
	4.00% due 2/15/2026	1,000,000	986,484
	4.25% due 5/31/2025	3,000,000	2,974,922
	5.00% due 8/31/2025	2,000,000	1,998,281
	Total U.S. Treasury Securities (Cost $30,973,064)		30,979,924
	U.S. Government Agencies — 0.0%
[a,b]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 5.94% (TSFR3M + 0.61%) due 4/15/2025	10,000	9,797
	Small Business Administration Participation Certificates,
	Series 2005-20K Class 1, 5.36% due 11/1/2025	2,016	2,004
	Series 2009-20E Class 1, 4.43% due 5/1/2029	11,991	11,766
	Total U.S. Government Agencies (Cost $24,082)		23,567
	Mortgage Backed — 1.4%
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	16,439	15,632
[a,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	16,522	15,205
[c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	3,296	3,256
[a,c]	COLT Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2021-1R Class A1, 0.857% due 5/25/2065	223,649	187,168
[a,c]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 9.158% (TSFR1M + 3.83%) due 8/15/2026	300,000	265,975
[a,c]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2020-NQM1 Class A1, 1.208% due 5/25/2065	76,539	68,584
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[a]	Series 2017-3 Class HA, 3.25% due 7/25/2056	25,335	23,373
[a]	Series 2018-1 Class HA, 3.00% due 5/25/2057	17,995	16,251
[a]	Series 2018-2 Class HA, 3.00% due 11/25/2057	68,033	61,991
	Federal National Mtg Assoc., UMBS Collateral, Pool MA3557, 4.00% due 1/1/2029	21,882	21,463
[a,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	9,501	8,598
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	194,893	183,480
[a,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	120,403	109,338
[a,b,c]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 6.463% (TSFR1M + 1.13%) due 7/15/2039	100,000	99,500
[c]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	750,000	730,674
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	52,241	50,608
[a,c]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	484,602	462,508
[a,c]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-5A Class A1, 6.96% (TSFR1M + 1.61%) due 6/25/2057	12,371	12,447
[a,c]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1, 1.654% due 5/25/2060	115,525	114,165
[a,c]	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.703% due 9/25/2059	268,577	264,069
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	16,808	16,311
[a,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	564,102	552,629
[a,c]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV3 Class A1B, 3.192% due 11/25/2059	190,440	185,112
	Total Mortgage Backed (Cost $3,609,777)		3,468,337
	Asset Backed Securities — 26.8%
	Auto Receivables — 14.3%
	ACC Auto Trust,
[c]	Series 2021-A Class C, 3.79% due 4/15/2027	272,252	271,928
[c]	Series 2021-A Class D, 6.10% due 6/15/2029	575,000	572,470
[c]	Series 2022-A Class A, 4.58% due 7/15/2026	28,824	28,792
[c]	ACM Auto Trust, Series 2023-2A Class A, 7.97% due 6/20/2030	301,609	302,591

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	AmeriCredit Automobile Receivables Trust, Series 2021-1 Class B, 0.68% due 10/19/2026	$ 56,864	$ 56,721
	Arivo Acceptance Auto Loan Receivables Trust,
[c]	Series 2021-1A Class A, 1.19% due 1/15/2027	62,901	62,609
[c]	Series 2022-1A Class A, 3.93% due 5/15/2028	552,063	545,027
[c]	Series 2024-1A Class A, 6.46% due 4/17/2028	1,770,900	1,773,998
[c]	Avid Automobile Receivables Trust, Series 2021-1 Class D, 1.99% due 4/17/2028	2,570,000	2,523,959
[c]	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A Class A, 2.33% due 8/20/2026	1,500,000	1,452,838
	BOF URSA VI Funding Trust I,
[c]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	168,689	168,235
[c]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	478,077	476,396
[c]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	805,258	809,585
	CarMax Auto Owner Trust,
	Series 2021-1 Class A3, 0.34% due 12/15/2025	111,455	110,801
	Series 2021-3 Class A3, 0.55% due 6/15/2026	782,867	766,149
[c]	CarNow Auto Receivables Trust, Series 2021-2A Class D, 2.25% due 3/15/2027	1,257,895	1,239,339
	Carvana Auto Receivables Trust,
	Series 2021-P1 Class A4, 0.86% due 1/11/2027	584,330	569,091
[c]	Series 2022-N1 Class A1, 2.31% due 12/11/2028	133,591	132,778
[c]	Series 2023-N1 Class A, 6.36% due 4/12/2027	289,677	290,138
[c]	Series 2023-N3 Class A, 6.41% due 9/10/2027	400,240	401,313
[c]	Series 2023-N4 Class A, 6.42% due 1/10/2028	479,997	481,879
	CPS Auto Receivables Trust,
[c]	Series 2020-B Class E, 7.38% due 6/15/2027	1,032,226	1,033,889
[c]	Series 2023-A Class A, 5.54% due 3/16/2026	192,771	192,674
	DT Auto Owner Trust,
[c]	Series 2021-2A Class C, 1.10% due 2/16/2027	238,123	237,413
[c]	Series 2022-3A Class A, 6.05% due 10/15/2026	147,456	147,490
	Enterprise Fleet Financing LLC,
[c]	Series 2021-3 Class A2, 0.77% due 8/20/2027	407,160	402,587
[c]	Series 2022-2 Class A2, 4.65% due 5/21/2029	696,498	691,270
	Exeter Automobile Receivables Trust,
[c]	Series 2019-4A Class D, 2.58% due 9/15/2025	103,507	103,374
	Series 2021-1A Class D, 1.08% due 11/16/2026	949,789	927,190
	Series 2021-3A Class C, 0.96% due 10/15/2026	333,146	329,904
[c]	FHF Issuer Trust, Series 2024-1A Class A1, 5.769% due 3/17/2025	525,005	524,851
	FHF Trust,
[c]	Series 2021-1A Class A, 1.27% due 3/15/2027	14,240	13,950
[c]	Series 2021-2A Class A, 0.83% due 12/15/2026	28,542	27,958
[c]	Series 2022-2A Class A, 6.14% due 12/15/2027	584,348	583,390
[c]	First Investors Auto Owner Trust, Series 2021-2A Class A, 0.48% due 3/15/2027	200,619	199,361
	Flagship Credit Auto Trust,
[c]	Series 2019-2 Class D, 3.53% due 5/15/2025	233,032	232,742
[c]	Series 2019-4 Class D, 3.12% due 1/15/2026	252,623	250,248
[c]	Series 2022-1 Class A, 1.79% due 10/15/2026	295,093	292,447
	GLS Auto Receivables Issuer Trust,
[c]	Series 2021-1A Class D, 1.68% due 1/15/2027	679,071	664,036
[c]	Series 2021-2A Class C, 1.08% due 6/15/2026	99,713	99,321
[c]	Series 2021-4A Class C, 1.94% due 10/15/2027	1,184,108	1,165,253
[c]	Hertz Vehicle Financing LLC, Series 2021-1A Class A, 1.21% due 12/26/2025	2,000,000	1,973,995
[a,c]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.983% (SOFR30A + 2.65%) due 11/15/2027	1,350,000	1,353,966
	Lendbuzz Securitization Trust,
[c]	Series 2021-1A Class A, 1.46% due 6/15/2026	68,143	66,494
[c]	Series 2022-1A Class A, 4.22% due 5/17/2027	384,571	378,185
[c]	Series 2024-1A Class A1, 5.789% due 1/15/2025	149,571	149,553
	Lobel Automobile Receivables Trust,
[c]	Series 2023-1 Class A, 6.97% due 7/15/2026	469,535	470,464
[c]	Series 2023-2 Class A, 7.59% due 4/16/2029	430,707	434,354
	Octane Receivables Trust,
[c]	Series 2022-1A Class A2, 4.18% due 3/20/2028	1,149,715	1,140,925
[c]	Series 2022-2A Class A, 5.11% due 2/22/2028	258,669	257,536
[c]	OneMain Direct Auto Receivables Trust, Series 2021-1A Class A, 0.87% due 7/14/2028	577,020	560,093
[b,c]	Oscar U.S. Funding XV LLC, Series 2023-1A Class A2, 6.07% due 9/10/2026	890,340	891,328
	Research-Driven Pagaya Motor Asset Trust,
[c]	Series 2023-3A Class A, 7.13% due 1/26/2032	1,072,983	1,079,651
[c]	Series 2023-4A Class A, 7.54% due 3/25/2032	1,359,223	1,373,197

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
[c]	Research-Driven Pagaya Motor Trust, Series 2024-1A Class A, 7.09% due 6/25/2032	$ 248,009	$ 249,389
[c]	SAFCO Auto Receivables Trust, Series 2024-1A Class A, 6.51% due 3/20/2028	854,796	855,413
	Santander Drive Auto Receivables Trust,
	Series 2020-4 Class D, 1.48% due 1/15/2027	271,883	268,517
	Series 2022-3 Class A3, 3.40% due 12/15/2026	99,057	98,844
[c]	Tricolor Auto Securitization Trust, Series 2024-2A Class A, 6.36% due 12/15/2027	1,438,075	1,438,709
[c]	United Auto Credit Securitization Trust, Series 2024-1 Class A, 6.17% due 8/10/2026	1,017,690	1,018,122
[c]	Veros Auto Receivables Trust, Series 2024-1 Class A, 6.28% due 11/15/2027	938,578	938,841
[c]	Westlake Automobile Receivables Trust, Series 2021-2A Class C, 0.89% due 7/15/2026	691,862	686,644
			36,840,205
	Credit Card — 1.0%
[c]	Avant Credit Card Master Trust, Series 2021-1A Class A, 1.37% due 4/15/2027	1,500,000	1,468,278
[c]	Mercury Financial Credit Card Master Trust, Series 2023-1A Class A, 8.04% due 9/20/2027	700,000	704,834
[c]	Mission Lane Credit Card Master Trust, Series 2023-B Class A, 7.69% due 11/15/2028	500,000	505,975
			2,679,087
	Other Asset Backed — 10.5%
[c]	Affirm Asset Securitization Trust, Series 2021-Z2 Class A, 1.17% due 11/16/2026	119,001	117,175
[c]	AMCR ABS Trust, Series 2023-1A Class A, 7.66% due 1/21/2031	782,186	785,541
[c]	Aqua Finance Trust, Series 2020-AA Class A, 1.90% due 7/17/2046	512,472	461,525
	Auxilior Term Funding LLC,
[c]	Series 2023-1A Class A1, 5.864% due 11/15/2024	40,462	40,463
[c,d]	Series 2024-1A Class A2, 5.84% due 3/15/2027	1,500,000	1,500,088
[c]	Avid Automobile Receivables Trust, Series 2024-1 Class A, 6.86% due 2/15/2030	770,000	770,341
[c]	BHG Securitization Trust, Series 2021-B Class A, 0.90% due 10/17/2034	30,396	29,883
[c]	CCG Receivables Trust, Series 2022-1 Class A2, 3.91% due 7/16/2029	316,461	313,019
[c]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	601,095	576,094
[c]	Crossroads Asset Trust, Series 2022-A Class A, 6.35% due 4/21/2031	631,754	633,246
	Dext ABS LLC,
[c]	Series 2021-1 Class A, 1.12% due 2/15/2028	193,050	192,182
[c]	Series 2023-2 Class A2, 6.56% due 5/15/2034	534,138	537,181
	Foundation Finance Trust,
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	6,752	6,745
[c]	Series 2019-1A Class B, 4.22% due 11/15/2034	2,500,000	2,450,172
[c]	Series 2020-1A Class A, 3.54% due 7/16/2040	133,283	130,549
[a,c]	Gracie Point International Funding LLC, Series 2023-2A Class A, 7.599% (SOFR90A + 2.25%) due 3/1/2027	606,547	608,334
[c]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	29,063	27,938
[c]	Kubota Credit Owner Trust, Series 2021-1A Class A3, 0.62% due 8/15/2025	106,795	106,088
	LendingPoint Asset Securitization Trust,
[c]	Series 2020-REV1 Class B, 4.494% due 10/15/2028	749,705	747,506
[c]	Series 2022-B Class A, 4.77% due 10/15/2029	33,267	33,149
[c]	Series 2022-C Class A, 6.56% due 2/15/2030	118,765	118,804
	LendingPoint Pass-Through Trust,
[c]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	89,477	87,397
[c]	Series 2022-ST2 Class A, 3.25% due 4/15/2028	86,706	84,791
[c]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	122,699	120,779
[c]	LL ABS Trust, Series 2020-1A Class C, 6.54% due 1/17/2028	215,280	215,280
	Marlette Funding Trust,
[c]	Series 2019-4A Class C, 3.76% due 12/17/2029	1,732	1,732
[c]	Series 2021-3A Class B, 1.30% due 12/15/2031	80,263	80,113
[c]	Series 2022-1A Class B, 2.34% due 4/15/2032	191,257	190,444
[c]	Series 2022-3A Class A, 5.18% due 11/15/2032	1,541	1,541
[c]	Series 2023-2A Class A, 6.04% due 6/15/2033	251,718	251,729
[c]	Series 2024-1A Class A, 5.95% due 7/17/2034	1,000,000	1,000,465
[c]	MMAF Equipment Finance LLC, Series 2020-BA Class A3, 0.49% due 8/14/2025	50,379	49,763
[c]	Mosaic Solar Loan Trust, Series 2018-1A Class C, Zero coupon due 6/22/2043	67,809	63,589
[c]	NMEF Funding LLC, Series 2022-A Class A2, 2.58% due 10/16/2028	279,972	278,485
[c]	Oportun Funding XIV LLC, Series 2021-A Class A, 1.21% due 3/8/2028	438,207	425,552
	Oportun Issuance Trust,
[c]	Series 2021-B Class A, 1.47% due 5/8/2031	777,513	735,868
[c]	Series 2021-C Class A, 2.18% due 10/8/2031	1,500,000	1,415,706
[c]	Pagaya AI Debt Selection Trust, Series 2021-HG1 Class A, 1.22% due 1/16/2029	311,823	305,276

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Pagaya AI Debt Trust,
[c]	Series 2022-1 Class A, 2.03% due 10/15/2029	$ 96,770	$ 96,264
[c]	Series 2023-1 Class A, 7.556% due 7/15/2030	152,163	152,543
[c]	Series 2024-1 Class A, 6.66% due 7/15/2031	542,354	544,809
[c]	Pawnee Equipment Receivables LLC, Series 2021-1 Class A2, 1.10% due 7/15/2027	604,909	599,216
	Prosper Marketplace Issuance Trust,
[c]	Series 2023-1A Class A, 7.06% due 7/16/2029	635,802	638,035
[c]	Series 2024-1A Class A, 6.12% due 8/15/2029	1,302,954	1,303,627
[c]	Reach Financial LLC, Series 2023-1A Class A, 7.05% due 2/18/2031	545,043	547,039
[c]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	1,500,000	1,445,682
[a,c]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	1,548,000	1,537,989
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	1,326,206	1,261,340
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	232,955	213,244
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	1,660,000	1,567,873
[c]	Theorem Funding Trust, Series 2022-3A Class A, 7.60% due 4/15/2029	290,681	292,769
	Upstart Pass-Through Trust,
[c]	Series 2020-ST1 Class A, 3.75% due 2/20/2028	618	617
[c]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	4,951	4,921
[c]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	2,693	2,679
[c]	Series 2020-ST6 Class A, 3.00% due 1/20/2027	346,283	339,389
[c]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	163,014	157,835
[c]	Series 2021-ST8 Class A, 1.75% due 10/20/2029	63,073	62,611
	Upstart Securitization Trust,
[c]	Series 2020-2 Class A, 2.309% due 11/20/2030	15,647	15,610
[c]	Series 2020-3 Class C, 6.25% due 11/20/2030	270,107	269,097
[c]	Series 2023-1 Class A, 6.59% due 2/20/2033	63,873	63,915
[c]	Series 2023-3 Class A, 6.90% due 10/20/2033	297,010	298,528
			26,910,165
	Student Loan — 1.0%
	Laurel Road Prime Student Loan Trust,
[c]	Series 2017-B Class BFX, 3.02% due 8/25/2042	541,552	530,632
[c]	Series 2019-A Class A2FX, 2.73% due 10/25/2048	160,063	157,997
[a]	National Collegiate Student Loan Trust, Series 2006-4 Class A4, 5.77% (TSFR1M + 0.42%) due 5/25/2032	175,925	171,069
[a,c]	Navient Private Education Loan Trust, Series 2018-BA Class A2B, 6.163% (TSFR1M + 0.83%) due 12/15/2059	28,437	28,340
[c]	Navient Private Education Refi Loan Trust, Series 2018-CA Class A2, 3.52% due 6/16/2042	73,536	73,372
[a,c]	Navient Student Loan Trust, Series 2019-BA Class A2B, 6.423% (TSFR1M + 1.09%) due 12/15/2059	231,645	231,327
	Nelnet Student Loan Trust,
[a,c]	Series 2012-2A Class A, 6.25% (SOFR30A + 0.91%) due 12/26/2033	51,487	51,224
[a,c]	Series 2015-3A Class A2, 6.05% (SOFR30A + 0.71%) due 2/27/2051	15,578	15,537
[a,c]	Series 2021-DA Class AFL, 6.143% (TSFR1M + 0.80%) due 4/20/2062	116,385	115,267
[a,b,c]	Prodigy Finance DAC, Series 2021-1A Class A, 6.71% (TSFR1M + 1.36%) due 7/25/2051	49,981	50,075
	SLM Student Loan Trust,
[a]	Series 2013-4 Class A, 6.00% (SOFR30A + 0.66%) due 6/25/2043	17,966	17,590
[a]	Series 2013-6 Class A3, 6.10% (SOFR30A + 0.76%) due 6/26/2028	116,017	114,209
	SMB Private Education Loan Trust,
[a,c]	Series 2016-A Class A2B, 6.943% (TSFR1M + 1.61%) due 5/15/2031	48,643	48,699
[a,c]	Series 2016-B Class A2B, 6.893% (TSFR1M + 1.56%) due 2/17/2032	90,953	91,161
[a,c]	Series 2017-A Class A2B, 6.343% (TSFR1M + 1.01%) due 9/15/2034	108,305	108,230
[a,c]	Series 2017-B Class A2B, 6.193% (TSFR1M + 0.86%) due 10/15/2035	256,293	255,387
[a,c]	Series 2018-B Class A2B, 6.163% (TSFR1M + 0.83%) due 1/15/2037	369,334	368,097
[a,c]	Series 2018-C Class A2B, 6.193% (TSFR1M + 0.86%) due 11/15/2035	90,704	90,274
[a,c]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 6.153% (TSFR1M + 0.81%) due 11/20/2061	95,724	95,408
			2,613,895
	Total Asset Backed Securities (Cost $68,946,096)		69,043,352
	Corporate Bonds — 50.2%
	Automobiles & Components — 1.2%
	Automobiles — 1.2%
	Hyundai Capital America,
[c]	1.00% due 9/17/2024	1,000,000	989,660
[c]	5.45% due 6/24/2026	500,000	499,295
[c]	5.80% due 6/26/2025	500,000	500,650
[c]	Mercedes-Benz Finance North America LLC, 5.50% due 11/27/2024	1,000,000	998,430

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
			2,988,035
	Banks — 0.8%
	Banks — 0.8%
[c]	National Securities Clearing Corp., 5.15% due 5/30/2025	$2,000,000	$ 1,995,040
			1,995,040
	Capital Goods — 1.1%
	Aerospace & Defense — 0.7%
[c]	L3Harris Technologies, Inc., due 8/23/2024	2,000,000	1,982,628
	Industrial Conglomerates — 0.4%
	Lennox International, Inc., 1.35% due 8/1/2025	1,000,000	954,350
			2,936,978
	Commercial & Professional Services — 2.3%
	Commercial Services & Supplies — 2.3%
	Avery Dennison Corp., 0.85% due 8/15/2024	2,557,000	2,536,825
	Equifax, Inc., 2.60% due 12/1/2024	1,400,000	1,381,744
	Quanta Services, Inc., 0.95% due 10/1/2024	2,050,000	2,024,191
			5,942,760
	Consumer Discretionary Distribution & Retail — 0.6%
	Broadline Retail — 0.6%
	Dollar General Corp., 4.25% due 9/20/2024	1,400,000	1,394,526
			1,394,526
	Consumer Services — 0.8%
	Hotels, Restaurants & Leisure — 0.8%
[c]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	620,000	619,733
	Warnermedia Holdings, Inc., 6.412% due 3/15/2026	1,500,000	1,499,670
			2,119,403
	Energy — 4.0%
	Gas Utilities — 0.4%
	Eastern Energy Gas Holdings LLC, 3.60% due 12/15/2024	1,000,000	989,910
	Oil, Gas & Consumable Fuels — 3.6%
	Columbia Pipeline Group, Inc., 4.50% due 6/1/2025	1,500,000	1,481,820
	Energy Transfer LP, 5.75% due 4/1/2025	1,635,000	1,631,468
[c]	Florida Gas Transmission Co. LLC, 4.35% due 7/15/2025	1,859,000	1,830,055
[c]	Gulfstream Natural Gas System LLC, 6.19% due 11/1/2025	750,000	752,423
	Kinder Morgan, Inc., 4.30% due 6/1/2025	1,455,000	1,436,260
	NuStar Logistics LP, 6.00% due 6/1/2026	1,000,000	998,130
	TC PipeLines LP, 4.375% due 3/13/2025	1,250,000	1,237,300
			10,357,366
	Equity Real Estate Investment Trusts (REITs) — 2.6%
	Diversified REITs — 2.0%
	American Tower Corp.,
	2.40% due 3/15/2025	1,000,000	976,320
	4.00% due 6/1/2025	1,000,000	984,310
	Crown Castle, Inc.,
	1.35% due 7/15/2025	1,218,000	1,165,382
[c]	5.954% due 7/30/2024	1,000,000	995,296
[c]	SBA Tower Trust, 2.836% due 1/15/2050	1,000,000	982,436
	Retail REITs — 0.6%
	Brixmor Operating Partnership LP, 3.85% due 2/1/2025	1,500,000	1,483,410
			6,587,154
	Financial Services — 3.7%
	Capital Markets — 1.4%
	Ares Capital Corp., 3.25% due 7/15/2025	1,000,000	972,400
[c]	Ares Finance Co. LLC, 4.00% due 10/8/2024	705,000	697,640
	Sixth Street Specialty Lending, Inc., 3.875% due 11/1/2024	2,000,000	1,982,300
	Financial Services — 2.3%
[c]	Antares Holdings LP, 8.50% due 5/18/2025	750,000	762,232

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
[a]	Citigroup, Inc., 6.048% (SOFR + 0.69%) due 10/30/2024	$1,250,000	$ 1,250,925
[a]	Goldman Sachs Group, Inc., 5.848% (SOFR + 0.49%) due 10/21/2024	1,000,000	999,840
[a]	JPMorgan Chase & Co., 0.768% (SOFR + 0.49%) due 8/9/2025	1,500,000	1,491,780
[a,b]	Mitsubishi UFJ Financial Group, Inc., 0.953% (H15T1Y + 0.55%) due 7/19/2025	1,232,000	1,228,920
			9,386,037
	Food, Beverage & Tobacco — 3.1%
	Beverages — 0.8%
	Constellation Brands, Inc., 5.00% due 2/2/2026	700,000	698,215
	Huntington Ingalls Industries, Inc., 3.844% due 5/1/2025	1,500,000	1,475,940
	Food Products — 0.8%
[b,c]	Mondelez International Holdings Netherlands BV, 0.75% due 9/24/2024	2,100,000	2,075,451
	Tobacco — 1.5%
	BAT Capital Corp., 3.222% due 8/15/2024	2,370,000	2,360,994
[b,c]	Imperial Brands Finance plc, 3.125% due 7/26/2024	1,456,000	1,453,539
			8,064,139
	Health Care Equipment & Services — 1.0%
	Health Care Equipment & Supplies — 0.4%
[a]	Baxter International, Inc., 5.811% (SOFRINDX + 0.44%) due 11/29/2024	1,000,000	999,480
	Health Care Providers & Services — 0.6%
	Humana, Inc., 5.70% due 3/13/2026	1,500,000	1,498,050
			2,497,530
	Industrials — 0.4%
	Transportation Infrastructure — 0.4%
[c]	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.70% due 11/1/2024	1,000,000	989,170
			989,170
	Insurance — 5.5%
	Insurance — 5.5%
	Equitable Financial Life Global Funding,
[c]	0.80% due 8/12/2024	969,000	962,672
[c]	1.30% due 7/12/2026	1,000,000	918,510
	F&G Global Funding,
[c]	0.90% due 9/20/2024	1,631,000	1,612,080
[c]	5.15% due 7/7/2025	1,000,000	991,380
	First American Financial Corp., 4.60% due 11/15/2024	1,300,000	1,292,590
[a,c]	GA Global Funding Trust, 5.872% (SOFR + 0.50%) due 9/13/2024	220,000	219,952
	Lincoln National Corp., 3.35% due 3/9/2025	1,250,000	1,229,688
[a,c]	Nationwide Mutual Insurance Co., 7.891% (SOFR + 2.55%) due 12/15/2024	1,375,000	1,378,121
[a,c]	Pacific Life Global Funding II, 6.176% (SOFRINDX + 0.80%) due 3/30/2025	235,000	235,696
[c]	Prudential Insurance Co. of America, 8.30% due 7/1/2025	1,000,000	1,022,170
	Reliance Standard Life Global Funding II,
[c]	2.50% due 10/30/2024	1,000,000	988,130
[c]	2.75% due 5/7/2025	500,000	487,660
[c]	5.243% due 2/2/2026	850,000	841,033
	RenaissanceRe Finance, Inc., 3.70% due 4/1/2025	1,965,000	1,932,931
			14,112,613
	Materials — 2.6%
	Containers & Packaging — 2.6%
	Amcor Flexibles North America, Inc., 4.00% due 5/17/2025	1,250,000	1,231,300
[c]	Berry Global, Inc., 4.875% due 7/15/2026	1,520,000	1,492,169
[c]	Silgan Holdings, Inc., 1.40% due 4/1/2026	1,190,000	1,102,630
	Sonoco Products Co., 1.80% due 2/1/2025	1,000,000	976,200
	WRKCo, Inc., 3.00% due 9/15/2024	1,975,000	1,962,261
			6,764,560
	Media & Entertainment — 1.0%
	Media — 1.0%
	Cox Communications, Inc.,
[c]	3.15% due 8/15/2024	2,000,000	1,992,600
[c]	3.85% due 2/1/2025	650,000	642,044
			2,634,644

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Pharmaceuticals, Biotechnology & Life Sciences — 1.4%
	Biotechnology — 0.1%
	Amgen, Inc., 5.507% due 3/2/2026	$ 250,000	$ 249,993
	Pharmaceuticals — 1.3%
	Cigna Group, 5.685% due 3/15/2026	500,000	499,555
	McKesson Corp., 5.25% due 2/15/2026	686,000	685,410
[c]	PRA Health Sciences, Inc., 2.875% due 7/15/2026	500,000	474,665
[c]	Walgreens Boots Alliance, Inc., 6.523% due 7/5/2024	1,680,000	1,678,805
			3,588,428
	Semiconductors & Semiconductor Equipment — 1.4%
	Semiconductors & Semiconductor Equipment — 1.4%
	Qorvo, Inc., 1.75% due 12/15/2024	1,750,000	1,715,665
[b,c]	Renesas Electronics Corp., 1.543% due 11/26/2024	2,000,000	1,963,260
			3,678,925
	Software & Services — 3.2%
	Information Technology Services — 1.8%
[b]	Genpact Luxembourg SARL, 3.375% due 12/1/2024	1,250,000	1,234,625
	Global Payments, Inc., 1.50% due 11/15/2024	1,815,000	1,786,904
	Leidos, Inc., 3.625% due 5/15/2025	1,611,000	1,582,711
	Software — 1.4%
	Oracle Corp., 2.50% due 4/1/2025	1,082,000	1,056,865
	VMware LLC, 1.00% due 8/15/2024	2,690,000	2,673,914
			8,335,019
	Technology Hardware & Equipment — 3.2%
	Electronic Equipment, Instruments & Components — 1.8%
	CDW LLC/CDW Finance Corp., 5.50% due 12/1/2024	828,000	826,096
	TD SYNNEX Corp., 1.25% due 8/9/2024	1,731,000	1,722,016
	Trimble, Inc., 4.75% due 12/1/2024	1,250,000	1,243,725
[b]	Tyco Electronics Group SA, 3.45% due 8/1/2024	750,000	748,335
	Technology Hardware, Storage & Peripherals — 1.4%
	Hewlett Packard Enterprise Co.,
	5.90% due 10/1/2024	1,250,000	1,249,562
	6.102% due 4/1/2026	500,000	500,050
	HP, Inc., 2.20% due 6/17/2025	2,000,000	1,934,160
			8,223,944
	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc., 5.539% due 2/20/2026	1,500,000	1,500,120
[b,c]	NTT Finance Corp., 4.142% due 7/26/2024	1,842,000	1,839,937
	Wireless Telecommunication Services — 0.6%
	Sprint LLC, 7.625% due 2/15/2025	1,500,000	1,509,105
			4,849,162
	Transportation — 0.5%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 2.50% due 9/1/2024	371,000	368,737
	Ground Transportation — 0.4%
	GATX Corp., 3.25% due 3/30/2025	1,000,000	981,470
			1,350,207
	Utilities — 7.9%
	Electric Utilities — 7.9%
	Allegion U.S. Holding Co., Inc., 3.20% due 10/1/2024	1,463,000	1,452,496
	Avangrid, Inc., 3.15% due 12/1/2024	2,000,000	1,976,620
	Black Hills Corp., 1.037% due 8/23/2024	1,988,000	1,973,905
	Cleveland Electric Illuminating Co., 5.50% due 8/15/2024	1,000,000	999,020
[a]	DTE Energy Co., 4.22% due 11/1/2024	1,907,000	1,895,958
[b,c]	Electricite de France SA, 3.625% due 10/13/2025	1,479,000	1,441,744

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Enel Finance International NV,
[b,c]	4.50% due 6/15/2025	$1,000,000	$ 986,670
[b,c]	6.80% due 10/14/2025	1,000,000	1,016,000
	Exelon Corp., 3.95% due 6/15/2025	1,150,000	1,131,646
	NextEra Energy Capital Holdings, Inc., 4.255% due 9/1/2024	750,000	747,660
[c]	Niagara Mohawk Power Corp., 3.508% due 10/1/2024	1,750,000	1,737,365
	Pacific Gas & Electric Co., 3.40% due 8/15/2024	1,250,000	1,245,350
	Puget Energy, Inc., 3.65% due 5/15/2025	1,650,000	1,619,112
[c]	Vistra Operations Co. LLC, 3.55% due 7/15/2024	1,000,000	998,700
	Xcel Energy, Inc., 3.30% due 6/1/2025	1,250,000	1,222,438
			20,444,684
	Total Corporate Bonds (Cost $129,407,384)		129,240,324
	Short-Term Investments — 8.0%
[e]	Thornburg Capital Management Fund	2,072,691	20,726,911
	Total Short-Term Investments (Cost $20,726,911)		20,726,911
	Total Investments — 98.4% (Cost $253,687,314)		$253,482,415
	Other Assets Less Liabilities — 1.6%		4,079,293
	Net Assets — 100.0%		$257,561,708

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2024.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $114,106,197, representing 44.30% of the Fund’s net assets.
d	When-issued security.
e	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
DAC	Designated Activity Company
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
Mtg	Mortgage
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Ultra Short Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/24	Dividend Income
Thornburg Capital Mgmt. Fund	$18,968,697	$196,936,573	$(195,178,359)	$-	$-	$20,726,911	$891,800